UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A1,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital US Emerging Companies Fund
	Schedule of Investments
	July 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 92.10%

Aircraft Part & Auxiliary Equipment, NEC - 1.37%
75,200	Astronics Corp. *	2,398,128

Arrangement of Transportation of Freight & Cargo - 0.80%
135,400	Vitran Corp., Inc. *	1,394,620

Coating, Engraving & Allied Services - 1.03%
102,900	Northern Technologies International Corp. *	1,811,040

Computer Equipment - 2.39%
155,300	Allot communications Ltd. *	2,301,546
250,800	OCZ Technology Group, Inc. *	1,883,508
		4,185,054
Crude Petroleum & Natural Gas - 3.24%
287,600	Callon Petroleum Co. *	2,004,572
27,800	Clayton Williams Energy, Inc. *	1,843,696
165,200	Rex Energy Corp. *	1,828,764
		5,677,032
Deep Sea Foreign Transportation - 1.18%
74,400	Hornbeck Offshore Services, Inc. *	2,071,296

Electronic Components & Accessories - 0.67%
204,800	Silicon Image, Inc. *	1,173,504

Fire, Marine & Casualty Insurance - 2.46%
91,900	AmTrust Financial Services, Inc.	2,133,918
235,300	Maiden Holdings Ltd.	2,181,231
		4,315,149
General Industrial Machinery & Equipment, NEC - 2.03%
617,700	Flow International Corp. *	2,106,357
73,400	Graham Corp.	1,444,512
		3,550,869
In Vitro & In Vivo Diagnostic Substances - 1.12%
481,100	Immunomedics, Inc. *	1,962,888

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.86%
236,400	Fuel Tech, Inc.	1,503,504

Industrial Inorganic Chemicals - 1.10%
132,700	Seacube Container Leasing Ltd.	1,925,477

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.97%
73,100	Perry Ellis International, Inc. *	1,708,347

Miscellaneous Primary Metal Products - 0.95%
78,500	Dynamic Materials Co.	1,664,200

Motor Vehicle Parts & Accessories - 3.03%
119,700	Amerigon, Inc. *	2,013,354
124,700	Stoneridge, Inc. *	1,556,256
101,000	Tower International, Inc. *	1,739,220
		5,308,830
National Commercial Banks - 3.03%
158,900	Cardinal Financial Corp.	1,704,997
109,100	Financial Institutions, Inc.	1,829,607
220,700	Nara Bancorp, Inc. *	1,772,221
		5,306,825
Oil & Gas Field Exploration Services - 3.35%
291,500	Cal Dive International, Inc. *	1,626,570
50,100	Dawson Geophysical Co. *	1,988,469
244,000	Newpark Resources, Inc. *	2,266,760
		5,881,799
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.97%
99,400	Exactech, Inc. *	1,698,746

Outdoor Recreation Products-Design, Manufacture & Marketing - 1.13%
110,826	Johnson Outdoor, Inc. Class-A *	1,976,028

Pens, Pencils & Other Artists' Material - 1.35%
160,504	A.T. Cross Co. Class-A *	2,370,644

Perfumes & Cosmetics - 1.11%
60,300	Elizabeth Arden, Inc. *	1,942,866

Pharmaceutical Preparations - 0.68%
132,000	Horizon Pharma, Inc. *	1,193,280

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.11%
40,200	Rogers Corp. *	1,948,896

Prefabricated Metal Buildings - 1.01%
157,500	NCI Building Systems, Inc. *	1,778,175

Pumps & Pumping Equipment - 0.83%
44,900	Gorman-Rupp Co.	1,462,842

Radio & TV Broadcasting & Communication Equipment - 1.27%
178,300	Ceragon Networks Ltd. *	2,223,401

Railroad Equipment - 0.97%
84,400	Greenbriar Co., Inc. *	1,698,128

Railroads, Line-Haul Operating - 0.46%
58,200	Providence & Worcester Railroad Co.	807,816

Retail-Apparel & Accessory Stores - 1.23%
81,500	Zumiez, Inc. *	2,165,455

Retail-Auto Dealers & Gasoline Stations - 3.07%
88,100	Rush Enterprises, Inc. *	1,761,119
120,900	Sonic Automotive, Inc. Class-A	1,894,503
168,800	West Marine, Inc. *	1,730,200
		5,385,822
Retail-Catalog & Mail-Order Houses - 1.04%
230,300	PC Mall, Inc. *	1,819,370

Retail-Eating Places - 1.10%
195,400	Carrols Restaurants Group, Inc. *	1,920,782

Retail-Family Clothing Stores - 0.93%
385,400	Casual Male Retail Group, Inc. *	1,622,534

Retail-Miscellaneous Retail - 1.64%
187,400	Zagg, Inc. *	2,876,590

Retail-Shoe Stores - 2.57%
42,995	Genesco, Inc. *	2,227,141
72,000	Shoe Carnival, Inc. *	2,274,480
		4,501,621
Scientific & Technical Instruments - 3.53%
52,840	Hurco Co., Inc. *	1,554,553
80,000	Lecroy Corp. *	813,600
218,800	Ltx-Credence Corp. *	1,573,172
22,100	Oyo Geospace Corp. *	2,241,603
		6,182,928
Semiconductors & Related Devices - 3.18%
210,000	GSI Technology, Inc. *	1,348,200
30,900	NVE Corp. *	1,701,663
97,800	Volterra Semiconductor Corp. *	2,520,306
		5,570,169
Services-Business Services, NEC - 1.12%
59,200	Radware Ltd. *	1,962,480

Services-Computer Integrated Systems Design - 2.09%
366,100	Merge Healthcare, Inc. *	1,859,788
83,700	NCI, Inc. Class-A *	1,797,876
		3,657,664
Services-Computer Programming - 1.92%
139,200	Computer Task Group, Inc. *	1,794,288
295,790	Easylink Services International Corp. *	1,567,687
		3,361,975
Services-Equipment Rental & Leasing, NEC - 2.65%
108,800	CAI International, Inc. *	1,909,440
150,300	Mitcham Industries, Inc. *	2,729,448
		4,638,888
Services-Help Supply Services - 2.17%
132,100	Kforce, Inc. *	1,820,338
194,900	On Assignment, Inc. *	1,987,980
		3,808,318
Services-Medical Laboratories - 0.97%
84,900	Bio-Reference Laboratories, Inc. *	1,692,906

Services-Prepackaged Software - 7.03%
205,000	American Software, Inc.	1,754,800
271,800	Clicksoftware Technologies Ltd.	2,462,508
90,010	Fundtech Ltd.	1,701,189
59,400	Interactive Intelligence, Inc. *	2,257,794
141,100	Liveperson, Inc. *	1,736,941
30,700	Virtus Investment Partners, Inc. *	2,411,792
		12,325,024
Special Industry Machinery, NEC - 2.21%
635,900	FSI International, Inc. *	1,799,597
79,000	Ultratech, Inc. *	2,081,650
		3,881,247
State Commercial Banks - 5.06%
260,400	1st United Bancorp, Inc. *	1,544,172
50,900	Bank of Marin Bancorp	1,960,159
91,700	Bryan Mawr Bank Corp.	1,845,004
108,500	Citizens & Northern Corp.	1,785,910
65,700	Merchants Bancshares, Inc.	1,737,108
		8,872,353
Steel & Iron - 1.06%
339,500	Metalico, Inc. *	1,860,460

Surgical & Medical Instruments & Apparatus - 1.92%
316,100	Genmark Diagnostics, Inc. *	1,571,017
42,100	ICU Medical, Inc. *	1,788,408
		3,359,425
Television Broadcasting Stations - 0.99%
713,200	Gray Television, Inc. *	1,733,076

Trucking - 1.91%
125,400	Celadon Group, Inc.	1,715,472
108,400	Saia, Inc. *	1,633,588
		3,349,060
Wholesale-Industrial Machinery &Equipment - 1.16%
74,500	DXP Enterprises, Inc. *	2,025,655

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.12%
24,300	American Science & Engineering, Inc.	1,971,459

TOTAL FOR COMMON STOCKS (Cost $139,882,648) - 92.10%		$ 161,484,645

REAL ESTATE INVESTMENT TRUST - 1.62%
155,400	Ashford Hospitality Trust, Inc.	1,693,860
202,100	Resource Capital Corp.	1,151,970

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $2,892,976) - 1.62%		$ 2,845,830

SHORT TERM INVESTMENTS - 5.24%
9,182,175	U.S. Bank Repurchase Agreement, 0.01%, dated 07/31/2011,	9,182,175
	due 08/01/2011 repurchase price $2,182,175, collateralized by U.S.
	Treasury Bonds with a market value of $1,961,472, yield of 2.65%, and
	maturity date of 09/01/2018

TOTAL INVESTMENTS (Cost $151,957,799) - 98.95%		$ 173,512,650

OTHER ASSETS LESS LIABILITIES - 1.05%		1,832,366

NET ASSETS - 100.00%		$ 175,345,016

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital US Emerging Companies Fund
1. SECURITY TRANSACTIONS
At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $151,957,799 amounted to $21,554,850, which consisted of aggregate gross unrealized appreciation of $28,101,129 and aggregate gross unrealized depreciation of $6,546,279.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2011:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$161,484,645	$0	$0	$161,484,645
Real Estate Investment Trust	$2,845,830	$0	$0	$2,845,830
Repurchase Agreement	$9,182,175	$0	$0	$9,182,175
Total	$173,512,650	$0	$0	$173,512,650

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 28, 2011